Financial Risk Management - Summary of Credit Quality of Securities Excluding Equity Securities According to Credit Ratings External Rating Agencies (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
KIS | Grade 1 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AA0	AA0
KIS | Grade 1 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AAA	AAA
KIS | Grade 2 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	A-	A-
KIS | Grade 2 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AA-	AA-
KIS | Grade 3 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB0	BBB0
KIS | Grade 3 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB+	BBB+
KIS | Grade 4 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB0	BB0
KIS | Grade 4 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB-	BBB-
KIS | Grade 5
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB-	BB-
NICE P&I | Grade 1 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AA0	AA0
NICE P&I | Grade 1 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AAA	AAA
NICE P&I | Grade 2 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	A-	A-
NICE P&I | Grade 2 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AA-	AA-
NICE P&I | Grade 3 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB0	BBB0
NICE P&I | Grade 3 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB+	BBB+
NICE P&I | Grade 4 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB0	BB0
NICE P&I | Grade 4 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB-	BBB-
NICE P&I | Grade 5
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB-	BB-
KAP | Grade 1 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AA0	AA0
KAP | Grade 1 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AAA	AAA
KAP | Grade 2 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	A-	A-
KAP | Grade 2 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AA-	AA-
KAP | Grade 3 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB0	BBB0
KAP | Grade 3 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB+	BBB+
KAP | Grade 4 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB0	BB0
KAP | Grade 4 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB-	BBB-
KAP | Grade 5
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB-	BB-
FnPricing Inc. | Grade 1 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AA0	AA0
FnPricing Inc. | Grade 1 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AAA	AAA
FnPricing Inc. | Grade 2 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	A-	A-
FnPricing Inc. | Grade 2 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AA-	AA-
FnPricing Inc. | Grade 3 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB0	BBB0
FnPricing Inc. | Grade 3 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB+	BBB+
FnPricing Inc. | Grade 4 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB0	BB0
FnPricing Inc. | Grade 4 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB-	BBB-
FnPricing Inc. | Grade 5
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB-	BB-
S&P | Grade 1 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	A-	A-
S&P | Grade 1 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AAA	AAA
S&P | Grade 2 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB-	BBB-
S&P | Grade 2 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB+	BBB+
S&P | Grade 3 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB	BB
S&P | Grade 3 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB+	BB+
S&P | Grade 4 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	B+	B+
S&P | Grade 4 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB-	BB-
S&P | Grade 5
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	B	B
Fitch-IBCA | Grade 1 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	A-	A-
Fitch-IBCA | Grade 1 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	AAA	AAA
Fitch-IBCA | Grade 2 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB-	BBB-
Fitch-IBCA | Grade 2 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BBB+	BBB+
Fitch-IBCA | Grade 3 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB	BB
Fitch-IBCA | Grade 3 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB+	BB+
Fitch-IBCA | Grade 4 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	B+	B+
Fitch-IBCA | Grade 4 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	BB-	BB-
Fitch-IBCA | Grade 5
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	B	B
Moody's | Grade 1 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	A3	A3
Moody's | Grade 1 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	Aaa	Aaa
Moody's | Grade 2 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	Baa3	Baa3
Moody's | Grade 2 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	Baa1	Baa1
Moody's | Grade 3 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	Ba2	Ba2
Moody's | Grade 3 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	Ba1	Ba1
Moody's | Grade 4 | Bottom of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	B1	B1
Moody's | Grade 4 | Top of range [member]
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	Ba3	Ba3
Moody's | Grade 5
Credit Ratings By External Agencies [Line Items]
Credit Ratings By External Agencies	B2	B2